Government Grants - Summary of Deferred Government Grants (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Government Grants [Abstract]
Deferred government grants	$ 8,110	$ 2,170
Current	451	304
Non-current	$ 7,659	$ 1,866